Income Taxes	12 Months Ended
Oct. 31, 2011
Income Taxes [Abstract]
Income Taxes

(13) Income Taxes

Income tax expense (benefit) for the years ended October 31, 2011, 2010 and 2009 consists of:

Fiscal year ended October 31, 2011	Current	Deferred	Total
U.S. Federal	$137,721	$143,800	$281,521
State	128,434	(11,703)	116,731
Totals	$266,155	$132,097	$398,252
Fiscal year ended October 31, 2010	Current	Deferred	Total
U.S. Federal	$652,511	$(628,132)	$24,379
State	162,974	(96,063)	66,911
Totals	$815,485	$(724,195)	$91,290
Fiscal year ended October 31, 2009	Current	Deferred	Total
U.S. Federal	$(1,275,461)	$522,570	$(752,891)
State	3,699	43,533	47,232
Totals	$(1,271,762)	$566,103	$(705,659)

Reported income tax expense (benefit) for the years ended October 31, 2011, 2010 and 2009 differs from the "expected" tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 34% to income (loss) before income taxes as follows:

		Years ended October 31,
	2011	2010	2009

"Expected" tax expense (benefit)	$290,955	$(2,012,466)	$(894,254)
Increase (reduction) in income tax expense
(benefit) resulting from:
Impact of nondeductible write-off of goodwill	—	1,897,285	—
Benefits from Sec. 199 manufacturing
deduction	(13,702)	(34,870)	—
Impact of restricted share grants	—	136,225	105,714
State income taxes, net of federal benefit	77,042	44,061	31,173
Other differences, net	43,957	61,055	51,708

Reported income tax expense (benefit)	$398,252	$91,290	$(705,659)

The tax effects of temporary differences that give rise to significant portions of the Company's deferred tax assets and deferred tax liabilities as of October 31, 2011 and 2010 are presented below:

	October 31,
	2011	2010

Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts
and sales returns	$137,385	$161,176
Inventories, due to allowance for damaged and slow-moving
inventories and additional costs inventoried for tax purposes
pursuant to the Tax Reform Act of 1986	790,363	780,656
Liabilities recorded for accrued expenses, deductible for tax
purposes when paid	521,930	557,849
Share-based compensation expense	89,499	71,767
Investment in Centric Solutions	166,154	150,832
Net operating loss carryforwards	1,140,133	1,328,324
Other	85,291	71,496

Total gross deferred tax assets	2,930,755	3,122,100

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and
capital gain recognition	(675,223)	(735,243)
Other receivables, due to accrual for financial reporting
purposes	(10,955)	(10,183)

Total gross deferred tax liabilities	(686,178)	(745,426)
Net deferred tax asset	$2,244,577	$2,376,674

As a result of the acquisition of AOS, the Company recorded $1,038,335 in deferred tax assets as of October 31, 2009, including net operating loss ("NOL") carryforwards of $851,551 estimated to be available after considering Internal Revenue Code Section 382 limitations. During the fiscal year ended October 31, 2010, certain purchase accounting adjustments, totaling $642,201, were made to increase deferred tax assets recorded as a result of the acquisition and to increase the NOL carryforwards resulting from the acquisition by $666,054 to $1,517,605. These NOL carryforwards may be used to reduce future taxable income and begin to expire in fiscal year ending October 31, 2024.

Based on the Company's historical and projected pretax earnings and other relevant factors, management believes that it is more likely than not that the Company's deferred tax assets at October 31, 2011 will be realized.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2011 and 2010 follows:

	October 31,
	2011	2010
Unrecognized tax benefits balance at beginning of year	$179,571	$150,052
Gross increases for tax positions of prior years	29,757	29,519
Reductions to unrecognized tax benefits resulting from
the lapse of applicable statute of limitations	(4,157)	—
Unrecognized tax benefits balance at end of year	$205,171	$179,571

During fiscal year 2011, the Company accrued interest and penalties of $14,392 and $6,761, respectively, related to unrecognized tax benefits. During fiscal year 2010, the Company accrued interest and penalties of $21,240 and $7,047, respectively, related to unrecognized tax benefits. As of October 31, 2011 and 2010, the Company had approximately $100,653 and $79,500, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company's effective tax rate if recognized is $119,883 and $108,070 as of October 31, 2011 and 2010, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2008 through October 31, 2010.